INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	$ (13,730)	$ (12,944)
Mexico operations [Member] | Deferred tax derived from income tax [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets (liabilities), net	(11,108)	(10,399)
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Tax loss carryforwards [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets	1,162	3,032
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Working capital [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets	3,231	3,155
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Inventories [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(3,880)	(2,814)
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Mineral properties, plant and equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(11,621)	(13,772)
Mexico operations [Member] | Deferred tax derived from special mining duty [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets (liabilities), net	(2,622)	(2,545)
Mexico operations [Member] | Deferred tax derived from special mining duty [Member] | Working capital [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(258)	(227)
Mexico operations [Member] | Deferred tax derived from special mining duty [Member] | Mineral properties, plant and equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	$ (2,364)	$ (2,318)